Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	0.5150
Maximum Aggregate Offering Price	$ 9,270,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,280.19
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), an indeterminable number of additional securities are also being registered to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to an aggregate of 18,000,000 Class A ordinary shares, par value US$0.0001 per share of Haoxin Holdings Limited, a Cayman Islands exempt company (the “Company”) issuable by the Company to Mermaid Money LLC (“Mermaid Money”) pursuant to the transactions as defined in the Registration Statement.

Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($0.53) and low ($0.50) prices of the ordinary shares as reported on the Nasdaq Capital Market on August 20, 2026 in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457(c) of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.